UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23739

Exact name of registrant as specified in charter:	PGIM Private Real Estate Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2023

Date of reporting period:	06/30/2023

Item 1 – Reports to Stockholders

PGIM PRIVATE REAL ESTATE FUND, INC.

SEMIANNUAL REPORT

JUNE 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of June 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds and closed-end funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when repurchased, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by calling (800) 225-1852.

	Total Returns as of 6/30/23

	Six Months* (%)	Since Inception (%)
Class I
(without sales charges)	6.45	6.32 (11/03/2022)
Class D
(without sales charges)	6.33	6.16 (11/03/2022)

Class S
(without sales charges)	5.97	5.72 (11/03/2022)
Class T
(without sales charges)	5.97	5.72 (11/03/2022)

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns.

Presentation of Fund Holdings as of 6/30/23

Top Holdings	Real Estate Sector	% of Net Assets
Monarch Town Center, Miramar, Florida	Retail	51.3%
East Gate Marketplace, Chantilly, Virginia	Retail	45.2%

Holdings reflect only long-term investments and are subject to change.

PGIM Private Real Estate Fund, Inc.    3

Strategy and Performance Overview (unaudited)

The Fund commenced operations on November 3, 2022 and acquired two initial properties – the Monarch Town Center in Miramar, Florida which closed on October 28, 2022, and the East Gate Marketplace in Chantilly, Virginia which closed on December 1, 2022. The combined equity investment in the two properties was $49.0 million. As of June 30, 2023, the Fund’s interests in Monarch Town Center and East Gate Marketplace were fair valued at approximately $27.3 million and $24.0 million, respectively. After the inclusion of fund operating expenses, the Fund’s year to date total return on the Class I shares was 6.45% for the period ended June 30, 2023.

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Consolidated Schedule of Investments (unaudited)

as of June 30, 2023

Description		Value

LONG-TERM INVESTMENTS 96.5%

PRIVATE REAL ESTATE
INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES - RETAIL(pp)

East Gate Marketplace, Chantilly, Virginia^		$24,046,734
Monarch Town Center, Miramar, Florida^		27,263,473

TOTAL LONG-TERM INVESTMENTS (cost $48,684,417)		51,310,207

	Shares

SHORT-TERM INVESTMENT 3.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,892,804)(wb)	1,892,804	1,892,804

TOTAL INVESTMENTS 100.0% (cost $50,577,221)		53,203,011
Liabilities in excess of other assets (0.0)%		(10,323)

NET ASSETS 100.0%		$53,192,688

  Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

^	Indicates a Level 3 investment. The aggregate value of Level 3 investments is $51,310,207 and 96.5% of net assets.
(pp)	The Fund’s contractual ownership in the joint venture prior to the impact of promote structures ranges from 98.5% to 99.0% of the venture.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical investments.

Level 2—quoted prices for similar investments, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for investments valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Private Real Estate Fund, Inc.    5

Consolidated Schedule of Investments (unaudited) (continued)

as of June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio investments:

	Level 1	Level 2	Level 3
Investments
Assets
Private Real Estate
Investments in Non-Consolidated Joint Ventures - Retail	$—	$—	$51,310,207
Short-Term Investment
Affiliated Mutual Fund	1,892,804	—	—

Total	$1,892,804	$—	$51,310,207

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Private Real Estate Investments in Non-Consolidated Joint Ventures - Retail
Balance as of 12/31/22	$48,950,256
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	2,359,951

Balance as of 06/30/23	$51,310,207

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ 2,359,951

*Includes adjustments to cost basis including returns of capital and other capital adjustments related to the non-consolidated joint ventures

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2023	Valuation Methodology	Unobservable Inputs	Input/ Range	Directional Impact on Fair Value from Input Increase*

Private Real Estate Investments in Non-Consolidated Joint Ventures - Retail
East Gate Marketplace	$24,046,734	Discounted Cash Flow	Discount Rate	7.25%	Decrease
Monarch Town Center	27,263,473	Discounted Cash Flow	Discount Rate	6.00%	Decrease

	$51,310,207

*Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

See Notes to Financial Statements.

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Private Real Estate
Investments in Non-Consolidated Joint Ventures - Retail	96.5%
Affiliated Mutual Fund	3.5

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Private Real Estate Fund, Inc.    7

Consolidated Statement of Assets and Liabilities (unaudited)

as of June 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $48,684,417)	$51,310,207
Affiliated investments (cost $1,892,804)	1,892,804
Cash*	35,000
Due from Manager	318,564
Prepaid expenses	7,095

Total Assets	53,563,670

Liabilities

Property expenses payable	125,000
Custodian and accounting fees payable	94,885
Professional fees payable	72,154
Due to Manager	35,000
Audit fee payable	32,232
Accrued expenses and other liabilities	11,669
Distribution fee payable	42

Total Liabilities	370,982

Net Assets	$53,192,688

Net assets were comprised of:
Common stock, at par	$2,001
Paid-in capital in excess of par	50,006,232
Total distributable earnings (loss)	3,184,455

Net assets, June 30, 2023	$53,192,688

See Notes to Financial Statements.

Class I
Net asset value, offering price and repurchase price per share,
($53,113,281 ÷ 1,998,159 shares of common stock issued and outstanding)	$26.58

Class D
Net asset value, offering price and repurchase price per share,
($26,539 ÷ 1,000 shares of common stock issued and outstanding)	$26.54

Class S
Net asset value, offering price and repurchase price per share,
($26,434 ÷ 1,000 shares of common stock issued and outstanding)	$26.43

Class T
Net asset value and repurchase price per share,
($26,434 ÷ 1,000 shares of common stock issued and outstanding)	$26.43
Maximum sales charges (3.50% of offering price)	0.96

Maximum offering price to public	$27.39

*	Restricted cash

See Notes to Financial Statements.

PGIM Private Real Estate Fund, Inc.    9

Consolidated Statement of Operations (unaudited)

Six Months Ended June 30, 2023

Net Investment Income (Loss)

Property income	$669,846
Affiliated dividend income	40,572

Total income	710,418

Expenses
Management fee	254,991
Distribution fee(a)	247
Professional fees	453,096
Directors’ fees	102,153
Custodian and accounting fees	90,986
Insurance expense	41,425
Audit fee	32,232
Shareholders’ reports	29,183
Pricing fees	28,342
Registration fees(a)	3,114
Transfer agent’s fees and expenses(a)	2,628
Miscellaneous	16,103

Total expenses	1,054,500
Less: Fee waiver and/or expense reimbursement(a)	(926,755)

Net expenses	127,745

Net investment income (loss), before income tax benefit and waiver recoupment	582,673

Income tax benefit	35,000
Net investment income (loss), after income tax benefit	617,673

Add: Recoupment of income tax expense reimbursement	(35,000)

Net investment income (loss), after income tax benefit and waiver recoupment	582,673

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on investments	2,625,790

Net gain (loss) on investment transactions	2,625,790

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,208,463

(a)	Class specific expenses and waivers were as follows:

	Class I	Class D	Class S	Class T
Distribution fee	—	31	108	108
Registration fees	3,109	2	1	2
Transfer agent’s fees and expenses	2,480	49	49	50
Fee waiver and/or expense reimbursement	(925,224)	(511)	(510)	(510)

See Notes to Financial Statements.

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2023	November 03, 2022* through December 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss), after income tax benefit/expense and recoupment/reimbursement	$582,673	$(24,008)
Net change in unrealized appreciation (depreciation) on investments	2,625,790	—

Net increase (decrease) in net assets resulting from operations	3,208,463	(24,008)

Fund share transactions
Net proceeds from shares sold	—	48,408,233

Total increase (decrease)	3,208,463	48,384,225

Net Assets:
Beginning of period	49,984,225	1,600,000

End of period	$53,192,688	$49,984,225

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Private Real Estate Fund, Inc.    11

Consolidated Statement of Cash Flows

For Six Months Ended June 30, 2023

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$3,208,463

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Net proceeds (purchases) of short-term portfolio investments	(810,741)
Net change in unrealized (appreciation) depreciation on investments	(2,359,951)
(Increase) Decrease In Assets:
Due from Manager	(187,633)
Prepaid expenses	41,425
Increase (Decrease) In Liabilities:
Property expenses payable	125,000
Custodian and accounting fee payable	65,226
Professional fees payable	(43,050)
Due to Manager	35,000
Audit fee payable	(32,768)
Accrued expenses and other liabilities	1,021
Distribution fee payable	1
Income Tax Liability	(35,000)
Shareholder reports fee payable	(6,994)

Total adjustments	(3,208,464)

Net cash provided by (used for) operating activities	(1)

Net increase (decrease) in cash and restricted cash	(1)

Cash and restricted cash at beginning of period	35,001

Cash And Restricted Cash At End Of Period	$35,000

See Notes to Financial Statements.

Consolidated Financial Highlights (unaudited)

Class I Shares
	Six Months Ended June 30, 2023		November 03, 2022(a) through December 31, 2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.98		$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.29		(0.02)
Net realized and unrealized gain (loss) on investment	1.31		-
Total from investment operations	1.60		(0.02)
Net asset value, end of period	$26.58		$24.98
Total Return(c):	6.41%		(0.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,113		$49,909
Average net assets (000)	$51,344		$39,948
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(f)
Expenses before waivers and/or expense reimbursement	4.07	%(e)(g)	3.77	%(f)(h)
Net investment income (loss)	2.29	%(e)	(0.37	)%(f)
Portfolio turnover rate(i)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Includes a non-recurring income tax benefit of 0.07% for the period ended June 30, 2023, for which the Manager has recouped from the Fund.
(h)	Includes a non-recurring income tax expense of 0.09% for the period ended December 31, 2022, for which the Manager has reimbursed the Fund.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving property investments, short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Consolidated Financial Highlights (unaudited) (continued)

Class D Shares
	Six Months Ended June 30, 2023		November 03, 2022(a) through December 31, 2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.97		$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		(0.03)
Net realized and unrealized gain (loss) on investment	1.31		-
Total from investment operations	1.57		(0.03)
Net asset value, end of period	$26.54		$24.97
Total Return(c):	6.29%		(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$25
Average net assets (000)	$26		$25
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75	%(f)
Expenses before waivers and/or expense reimbursement	4.70	%(e)(g)	5.34	%(f)(h)
Net investment income (loss)	2.04	%(e)	(0.74	)%(f)
Portfolio turnover rate(i)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Includes a non-recurring income tax benefit of 0.07% for the period ended June 30, 2023, for which the Manager has recouped from the Fund.
(h)	Includes a non-recurring income tax expense of 0.09% for the period ended December 31, 2022, for which the Manager has reimbursed the Fund.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving property investments, short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class S Shares
	Six Months Ended June 30, 2023		November 03, 2022(a) through December 31, 2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.95		$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		(0.05)
Net realized and unrealized gain (loss) on investment	1.30		-
Total from investment operations	1.48		(0.05)
Net asset value, end of period	$26.43		$24.95
Total Return(c):	5.93%		(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$25
Average net assets (000)	$26		$25
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35	%(e)	1.35	%(f)
Expenses before waivers and/or expense reimbursement	5.29	%(e)(g)	5.95	%(f)(h)
Net investment income (loss)	1.44	%(e)	(1.34	)%(f)
Portfolio turnover rate(i)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Includes a non-recurring income tax benefit of 0.07% for the period ended June 30, 2023, for which the Manager has recouped from the Fund.
(h)	Includes a non-recurring income tax expense of 0.09% for the period ended December 31, 2022, for which the Manager has reimbursed the Fund.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving property investments, short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Consolidated Financial Highlights (unaudited) (continued)

Class T Shares
	Six Months Ended June 30, 2023		November 03, 2022(a) through December 31, 2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.95		$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		(0.05)
Net realized and unrealized gain (loss) on investment	1.30		-
Total from investment operations	1.48		(0.05)
Net asset value, end of period	$26.43		$24.95
Total Return(c):	5.93%		(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$25
Average net assets (000)	$26		$25
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35	%(e)	1.35	%(f)
Expenses before waivers and/or expense reimbursement	5.29	%(e)(g)	5.95	%(f)(h)
Net investment income (loss)	1.44	%(e)	(1.34	)%(f)
Portfolio turnover rate(i)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Includes a non-recurring income tax benefit of 0.07% for the period ended June 30, 2023, for which the Manager has recouped from the Fund.
(h)	Includes a non-recurring income tax expense of 0.09% for the period ended December 31, 2022, for which the Manager has reimbursed the Fund.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving property investments, short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Consolidated Financial Statements (unaudited)

1.	Organization

PGIM Private Real Estate Fund, Inc. (the “Fund”) is a recently organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a Maryland Corporation. The Fund invests primarily in private real estate in the United States. The Fund owns and plans to continue to own all or substantially all of its property investments through its wholly-owned operating partnership. The Fund’s property investments in each primary strategy are expected to be structured through privately-owned operating entities or private real estate operating companies which own and operate whole or partial interests in real properties. The Fund directly or through its subsidiaries may also enter into joint ventures with third parties to make investments. The Fund or its subsidiaries may also make investments in partnerships or other co-ownership arrangements or participations arrangements with other investors, including affiliates, to acquire properties.

The financial statements of the Fund are consolidated with its wholly-owned operating partnership and all intercompany transactions have been eliminated in consolidation. For the period ended June 30, 2023, the Fund’s investments were non-consolidated joint ventures, where the Fund does not maintain primary control. For the taxable year ended December 31, 2022 the Fund was taxed as a C corporation for federal, state, and local income taxes. The Fund intends to elect and qualify to be taxed as a real estate investment trust (“REIT”) beginning with the Fund’s taxable year ended December 31, 2023.

The investment objectives of the Fund are to provide current income and long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Private Real Estate Valuation: Investments in newly acquired properties may initially be valued at cost. Generally, each property will then be valued by an independent third-party appraisal firm. Upon conclusion of the appraisal, limited scope valuations are also performed monthly.

PGIM Private Real Estate Fund, Inc.    17

Notes to Consolidated Financial Statements (unaudited) (continued)

Investments in non-consolidated joint ventures are stated at fair value (which could be the cost of the investment as discussed above). The Fund’s ownership interests are valued based on the Fund’s ownership interest in the underlying entities and the fair value of the underlying real estate. Any other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered. Upon the disposition of all investments in joint ventures by an investee entity, the Fund will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, that occurs prior to the dissolution of the investee entity.

Such fair values are typically determined by utilizing the income approach and discounted cash flow methodology. The income approach is the primary approach used to estimate an income stream for a property and discount this income into a present value at a risk adjusted rate. Yield rates and growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The discount rate and terminal capitalization rate are significant inputs to these valuations. Many factors are also considered in the determination of fair value including, but not limited to, the operating cash flows and financial performance of the properties, property types and geographic locations, the physical condition of the asset, prevailing market capitalization rates, prevailing market discount rates, general economic conditions, and any specific rights or terms associated with the investment.

Securities and Other Assets Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, such as the type of investment. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination. Pursuant to the Board’s delegation, the Valuation Designee has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent valuation agent services. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. The Fund’s real property investments’ fair valuations are classified as Level 3 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Investment Transactions and Net Investment Income: Investment transactions are recorded on any of the following: the trade date, the date the Fund obtains a right to the investment, the date the Fund is eligible to collect proceeds from the sale, or the date the Fund incurs an obligation to the price of the investment purchased. Rental income, including tenant reimbursements and recovery charges, earned from real estate investments is recognized on an accrual basis in accordance with the terms of the underlying lease agreement. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event. Operating expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers may include distribution fees, shareholder servicing fees, transfer agent’s fees and expenses, and fee waivers and/or expense reimbursements, as applicable.

Offering and Organizational Costs: The Manager has agreed to pay all of the Fund’s organizational expenses and offering costs associated with this offering. Additionally, for the Fund’s first year of operations, the Manager paid director expenses on behalf of the Fund of $103,000. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Manager.

Taxes: For the taxable year ended December 31, 2022 the Fund was taxed as a C corporation for federal, state, and local income taxes. The Fund has entered into an agreement with the Manager under which the Manager has agreed to pay or reimburse the Fund for its U.S. federal, state, and local income taxes incurred as a result of the Fund’s C Corporation status. For the reporting period ended December 31, 2022, the estimated tax liability was $35,000 which the Manager has reimbursed the Fund. Subsequent to the December 31, 2022 fiscal year end, upon finalizing the Fund’s actual tax provision, the Manager determined there was no corporate tax liability for the year ended December 31, 2022. Accordingly, the estimated tax liability of $35,000 for 2022 was adjusted during the six months ended June 30, 2023 and reflected as a tax benefit in the Fund’s Consolidated Statement of Operations. Additionally, such amount that was previously reimbursed by the

PGIM Private Real Estate Fund, Inc.    19

Notes to Consolidated Financial Statements (unaudited) (continued)

Manager will be refunded and is reflected in the Consolidated Statement of Assets and Liabilities as “Due to Manager”. There was no economic impact to shareholders as a result of tax provisions in both fiscal periods. The Fund intends to elect and qualify to be taxed as a real estate investment trust (“REIT”) beginning with the Fund’s taxable year ended December 31, 2023.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events. The Fund will seek to begin paying distributions as defined below in connection with the commencement of its public offering of shares. Following its election and qualification as a REIT, the Fund intends to make distributions necessary to maintain its qualification as a REIT.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which the Manager has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “Subadviser” or “PGIM”) primarily through PGIM Real Estate, the real estate investment advisory business unit within PGIM. The Manager pays for the services of the Subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended June 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets	1.00%

The Manager has contractually agreed to waive its management fee until April 30, 2024.

Pursuant to the management agreement, an incentive fee is calculated and payable quarterly in arrears in an amount equal to 10.00% of the Fund’s Portfolio Operating Income for the immediately preceding quarter. No incentive fee on Portfolio Operating Income will be payable in any calendar quarter in which the Fund did not achieve a 5% total return over the trailing 12-month period. The Manager has contractually agreed to waive its incentive fee until April 30, 2024. Accordingly, no incentive fee was accrued or payable during the reporting period ended June 30, 2023.

“Portfolio Operating Income” means (1) the Fund’s share of Net Operating Income from the Fund’s real estate equity investments; plus (2) the Funds net investment income (or loss) (i.e., net of fund level expenses) from debt, preferred equity investments and traded real estate-related securities; minus (3) the Fund’s expenses (excluding the Incentive Fee and distribution and servicing fees).

“Net Operating Income” means operating revenue net of operating expenses (inclusive of interest on investment level debt) for the Fund’s operating entities that invest in real estate and excludes (i) gains or losses from sales of depreciable real property, (ii) impairment write-downs on depreciable real property, (iii) real estate-related depreciation and amortization for each real estate operating venture and (iv) adjustments for recognizing straight line rent.

“Total Return” for any 12-month period shall equal the sum of: (i) all distributions accrued or paid (without duplication) on the Fund’s Common Stock (as defined below) since the beginning of the applicable 12-month period plus (ii) the change in aggregate NAV of such Common Stock since the beginning of the year, before giving effect to (x) changes resulting solely from the proceeds of issuances of Common Stock, (y) any allocation/accrual to the performance participation interest and (z) applicable distribution and servicing fee expenses.

The Manager has agreed to waive its fees and/or reimburse expenses of the Fund so that the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized) through August 15, 2025. The Fund has agreed to repay these amounts, when and if requested by the Manager, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within three years.

PGIM Private Real Estate Fund, Inc.    21

Notes to Consolidated Financial Statements (unaudited) (continued)

“Specified Expenses” includes all expenses incurred in the business of the Fund, including organizational and offering costs (other than Initial Organization and Offering Costs), with the following exceptions: (i) the Management Fee, (ii) the Incentive Fee, (iii) the Servicing Fee, (iv) the Distribution Fee, (v) property level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (as determined in the sole discretion of the Manager).

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class D, Class S, and Class T shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class S, Class T, and Class D shares pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution and servicing related activities at an annual rate based on average daily net assets per class. The distribution and servicing fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution and servicing rates, where applicable, are as follows:

Class	Gross Distribution and Servicing Fee		Net Distribution and Servicing Fee
I	N/A	%	N/A	%
D	0.25		0.25
S	0.85		0.85
T	0.85		0.85

For the reporting period ended June 30, 2023, PIMS had not sold any shares of the Fund, and accordingly did not receive any front-end sales charges (“FESL”) or early redemption fees resulting from sales of certain class shares.

PGIM Investments, PGIM Inc., and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$—	$—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$1,082,063	$2,091,906	$1,281,165	$—	$—	$1,892,804	1,892,804	$40,572

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$50,577,221	$2,670,615	$(44,825)	$2,625,790

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

PGIM Private Real Estate Fund, Inc.    23

Notes to Consolidated Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class I, Class D, Class S, and Class T shares. Class T shares are sold with a maximum front-end sales charge of 3.50%. Class I Shares, Class D Shares, and Class S Shares are not subject to a sales load. Shares redeemed prior to 12 months from the date of issue are subject to a 2% early redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

The Fund is authorized to issue 1,000,000,000 shares of capital stock, $0.001 par value per share. The shares are further classified and designated as follows:

Class	Number of Shares
I	550,000,000
D	100,000,000
S	100,000,000
T	250,000,000

As of June 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all of the outstanding shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
I	1,998,159	100.0%
D	1,000	100.0
S	1,000	100.0
T	1,000	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	100.0%
Unaffiliated	—	—

Transactions in shares of common stock were as follows:

Share Class	Shares		Amount

Class I***

Period ended December 31, 2022*:

Shares sold	1,998,159	**	$48,333,233

Net increase (decrease) in shares outstanding	1,998,159		$48,333,233

Class D***

Share Class	Shares		Amount

Period ended December 31, 2022*:

Shares sold	1,000	**	$25,000
Net increase (decrease) in shares outstanding	1,000		$25,000

Class S***

Period ended December 31, 2022*:

Shares sold	1,000	**	$25,000
Net increase (decrease) in shares outstanding	1,000		$25,000

Class T***

Period ended December 31, 2022*:

Shares sold	1,000	**	$25,000
Net increase (decrease) in shares outstanding	1,000		$25,000

*	Commencement of operations was November 03, 2022.
**	Includes seed capital.
***	No capital stock activity for the six months ended June 30, 2023.

8.	Repurchases

The Fund intends, but is not obligated, to conduct quarterly tender offers (also referred to as “repurchases”) for up to 5.0% of the aggregate NAV of its outstanding Common Stock at the applicable NAV per share as of the applicable valuation date, in the sole discretion of the Board. In the event a tender offer is oversubscribed, the Fund may accept for purchase additional outstanding shares of Common Stock representing up to 2.0% of the aggregate NAV of its outstanding Common Stock, without amending or extending the tender offer.

A 2.0% early redemption fee payable to the Fund will be charged with respect to the repurchase of a stockholder’s Common Stock at any time prior to the day immediately preceding the one-year anniversary of a stockholder’s purchase of the Common Stock (on a “first in-first out” basis).

9.	Investments in Non-consolidated Joint Ventures

In accordance with requirements under Regulation S-X Rules 3-09 and 4-08(g), the Fund considers its non-consolidated joint venture subsidiaries to be significant subsidiaries under the rules. Below is a summary of financial information and fair values of such non-consolidated joint ventures as of June 30, 2023.

	East Gate Marketplace	Monarch Town Center	Total

Balance Sheet:
Assets:

Real estate (cost $109,734,048)	$49,940,000	$61,800,000	$111,740,000

PGIM Private Real Estate Fund, Inc.    25

Notes to Consolidated Financial Statements (unaudited) (continued)

	East Gate Marketplace	Monarch Town Center	Total

Balance Sheet:

Cash	$ 127,636	$ 1,073,179	$ 1,200,815

Other current assets	314,074	818,104	1,132,178

Total assets	50,381,710	63,691,283	114,072,993

Liabilities and equity:

Mortgage notes payable, net	25,626,600	33,500,000	59,126,600

Accrued expenses and accounts payable	207,374	2,387,322	2,594,696

Tenant security deposits	109,926	125,308	235,234

Total liabilities	25,943,900	36,012,630	61,956,530

Equity	24,437,810	27,678,653	52,116,463

Total liabilities and equity	50,381,710	63,691,283	114,072,993

Income Statements:

Revenue	1,908,952	2,602,374	4,511,326

Expenses	1,229,032	1,796,439	3,025,471

Unrealized gain (loss) - real estate	2,707,233	(703,809)	2,003,424

Net income	$ 3,387,153	$ 102,126	$ 3,489,279

10.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Limited History of Operations: The Fund is a recently organized, non-diversified, closed-end management investment company with limited history of operations or public trading and is subject to all of the business risks and uncertainties associated with any new business. As a result, prospective investors have limited track record or history on which to base their investment decision.

Real Estate Investment Risk: The Fund’s investments will be subject to the risks typically associated with real estate, including but not limited to:

●	local, state, national or international economic conditions, including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors;

●	lack of liquidity inherent in the nature of the asset;

●	reliance on tenants/operators/managers to operate their businesses in a sufficient manner and in compliance with their contractual arrangements with the Fund;

●	ability and cost to replace a tenant/operator/manager upon default;

●	property management decisions;

●	property location and conditions;

●	property operating costs, including insurance premiums, real estate taxes and maintenance costs;

●	competition from comparable properties;

●	the occupancy rate of, and the rental rates charged at, the properties;

●	leasing market activity;

●	the ability to collect on a timely basis all rent;

●	the effects of any bankruptcies or insolvencies;

●	changes in interest rates and in the availability, cost and terms of mortgage financing;

●	changes in governmental rules, regulations and fiscal policies;

●	cost of compliance with applicable federal, state, and local laws and regulations;

●	acts of nature, including earthquakes, hurricanes and other natural disasters;

●	climate change and regulations intended to control its impact;

●	the potential for uninsured or underinsured property losses; and other factors beyond the Fund’s control.

Illiquid Investment Risk: Many of the Fund’s investments will be illiquid, including the Fund’s real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s stockholders. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell the securities if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell such securities at a loss or sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions.

Inflation Risk: In the United States, inflation has accelerated in recent months as a result of global supply chain disruptions, a rise in energy prices, strong consumer demand as

PGIM Private Real Estate Fund, Inc.    27

Notes to Consolidated Financial Statements (unaudited) (continued)

economies continue to reopen following the COVID-19 pandemic, and other factors. Inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and the operations of companies in the U.S. and globally, and have resulted in a tightening of monetary policy by the U.S. Federal Reserve. Inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten further in response. Inflation could become a serious problem in the future and have an adverse impact on the Fund’s returns.

Liquidity Risk: The Fund is designed primarily for long-term investors and an investment in the Fund’s Common Stock should be considered illiquid. The Common Stock is not currently listed for trading on any securities exchange. There is currently no public market for the Common Stock and none is expected to develop. Although the Fund may offer to repurchase Common Stock from stockholders, no assurance can be given that these repurchases will occur as scheduled or at all.

Non-Diversification Risk: The Fund is “non-diversified,” which means that the Fund may invest a significant portion of its assets in the securities of a smaller number of issuers than a diversified fund. Focusing investments in a small number of issuers increases risk. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the United States.

Real Estate Joint Venture Risk: The Fund may enter into real estate joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

●	the real estate joint venture partner in an investment could become insolvent or bankrupt;

●

the joint venture partner will typically have day-to-day control over the investment, and the Fund’s rights regarding certain major decisions affecting the ownership of the real estate joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, will typically be limited. These factors may prevent the Fund from taking actions that are opposed by its real estate joint venture partner; under certain real estate joint venture arrangements, neither party may have the power to unilaterally direct certain activities of the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the real estate joint venture, which could adversely impact the operations and profitability of the real estate joint venture and/or the amount and timing of distributions the Fund receives from the real estate joint venture;

●

the real estate joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

●	the real estate joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

●

the Fund will typically rely upon its real estate joint venture partner to manage the day-to day operations of the real estate joint venture and underlying assets, as well as to prepare financial information for the real estate joint venture and any failure to perform these obligations appropriately may have a negative impact on the Fund’s performance and results of operations;

●

the real estate joint venture partner may experience a change of control, which could result in new management of the real estate joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

●	the real estate joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives;

●

the terms of the real estate joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;

●

the Fund or its real estate joint venture partner may have the right to cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction; and

●	the real estate joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives.

In addition, disputes between the Fund and its real estate joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above risks and conflicts of interest might subject the Fund to liabilities and thus reduce its returns on the investment with that real estate joint venture partner.

PGIM Private Real Estate Fund, Inc.    29

Notes to Consolidated Financial Statements (unaudited) (continued)

Valuation Risk: Within the parameters of the Fund’s valuation policies and procedures, the valuation methodologies used to value the Fund’s assets will involve subjective judgments and projections and that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Manager and the Fund’s Independent Valuation Advisor and third-party appraisers. Rapidly changing market conditions or material events may not be immediately reflected in the Fund’s daily NAV. The resulting potential disparity in the Fund’s NAV may inure to the benefit of stockholders whose shares are repurchased or new purchasers of the Fund’s Common Stock, depending on whether the Fund’s published NAV per share for such class is overstated or understated. The value of certain of the Fund’s investments will be difficult to determine and the valuation determinations made by the Manager, Subadviser, and Independent Valuation Advisor with respect to such investments will likely vary from the amounts the Fund would receive upon sale or disposition of such investments. It is possible that the fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment.

SOFR Risk: SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

PGIM Private Real Estate Fund, Inc.    31

Other Information

DISTRIBUTION REINVESTMENT PLAN

OF

PGIM PRIVATE REAL ESTATE FUND, INC.

PGIM Private Real Estate Fund, Inc., a Maryland corporation (the “Fund”), hereby adopts the following plan (the “Plan”) with respect to income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), declared by its Board of Directors on shares of its common stock (the “Common Stock”):

1. Unless a stockholder specifically elects to receive cash as set forth below, all Distributions hereafter declared by the Board of Directors shall be payable in shares of the Common Stock of the Fund, and no action shall be required on such stockholder’s part to receive a Distribution in stock.

2. Such Distributions shall be payable on such date or dates as may be fixed from time to time by the Board of Directors to stockholders of record at the close of business on the record date(s) established by the Board of Directors for the Distribution involved.

3. Prudential Mutual Fund Services LLC, the plan administrator (the “Plan Administrator”), will set up an account for the Common Stock acquired pursuant to the Plan for each stockholder who has not elected to receive Distributions in cash (each a “Participant”). The Plan Administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the Plan Administrator’s name or that of its nominee. In the case of stockholders such as banks, brokers or nominees that hold the Common Stock of the Fund for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Stock certified by the record stockholders as representing the total amount registered in such stockholder’s name and held for the account of Participants.

4. When the Fund declares a Distribution, the Plan Administrator, on the stockholder’s behalf, will receive additional authorized Common Stock from the Fund. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share. There will be no sales load charged on Common Stock issued to a stockholder under the Plan. All Common Stock purchased under the Plan will be held in the name of each Participant.

5. The Fund expects to issue Common Stock pursuant to the Plan, immediately following each Distribution payment date and the Plan Administrator will make every reasonable effort to reinvest all Distributions on the day the Distribution is paid (except where necessary to comply with applicable securities laws) by the Fund. If, for any reason beyond the control of the Plan Administrator, reinvestment of the Distributions cannot be completed within 30 days after the applicable Distribution payment date, funds held by the Plan Administrator on behalf of a Participant will be distributed to that Participant.

6. A stockholder malauray, however, elect to receive Distributions in cash. To exercise this option, such stockholder must notify the Plan Administrator, in writing so that such notice is received by the Plan Administrator three (3) days prior to the distribution date fixed by the Board of Directors for the Distribution involved.

7. The Plan Administrator will confirm to each Participant each acquisition made pursuant to the Plan as soon as practicable. Each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a share of Common Stock of the Fund. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Administrator will adjust for any such undivided fractional interest in cash at the net asset value of the Fund’s shares at the time of termination.

8. There will be no direct expenses to Participants for the administration of the Plan. There is no direct service charge to Participants with regard to purchases under the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the Participants. All fees associated with the Plan will be paid by the Fund.

9. Shares issued pursuant to the Plan will have the same voting rights as the Shares issued pursuant to the Fund’s continuous offering.

10. Each Participant may terminate the Participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.pgim.com/investments, by filling out the transaction request form located at the bottom of the Participant’s Statement and sending it to the Plan Administrator at Prudential Mutual Fund Services LLC Trust Company, Prudential Mutual Fund Services LLC PO Box 534432, Pittsburgh, PA 15253-4432 or by calling the Plan Administrator at (800) 225-1852. Such termination will be effective immediately if the Participant’s notice is received by the Plan Administrator prior to any distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating Participant a statement of holdings for the appropriate number of the Fund’s whole book-entry Common Shares and a check for the cash adjustment of any fractional share at the market value of the Fund’s Common Stock as of the close of business on the date the termination is effective less any applicable fees. In the event a Participant’s notice of termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in Common Stock on behalf of the terminating Participant. In the event reinvestment is

PGIM Private Real Estate Fund, Inc.    33

Other Information (continued)

made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

11. These terms and conditions may be amended or supplemented by the Fund at any time but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Administrator receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Plan Administrator in its place and stead of a successor agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Administrator under these terms and conditions. Upon any such appointment of any agent for the purpose of receiving Distributions, the Fund will be authorized to pay to such successor agent, for each Participant’s account, all dividends and distributions payable on shares of the Fund held in the Participant’s name or under the Plan for retention or application by such successor agent as provided in these terms and conditions.

12. The Plan Administrator will at all times act in good faith and use its best efforts within reasonable limits to ensure its full and timely performance of all services to be performed by it under this Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Administrator’s negligence, bad faith, or willful misconduct or that of its employees or agents.

13. The automatic reinvestment of dividends does not relieve Participants of any taxes which may be payable on dividends. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. Specific cost basis information will also be included on a Participant’s statement in accordance with applicable law.

14. These terms and conditions of the Plan shall be governed by applicable federal securities laws and the laws of the State of New York.

Adopted: March 30, 2022

Amended: August 7, 2023

Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential companies listed at the end of this notice and applies to our current and former customers. This notice describes how we treat the information we receive about you, including the ways in which we will share your personal information within Prudential and your right to opt out of such sharing.

Protecting Your Personal Information

We maintain physical, electronic, and procedural safeguards to protect your personal information. The people authorized to access your personal information need it to do their jobs, and we require that they keep your information secure and confidential.

Personal Information We Collect

We collect your personal information from you, such as when you fill out applications and other forms, when you visit or enter personal details on our websites, when you respond to our emails, and when you provide information over the telephone. We also collect personal information about you that others give to us. Collectively, this personal information includes, for example:

●	Name
●	address, email address, telephone number, and other contact information
●	employment and occupation, demographic, income, and financial information
●	Social Security number
●	transaction history
●	medical information for insurance applications
●	consumer reports from consumer reporting agencies
●	participant information from organizations that purchase products or services from us for the benefit of their members or employees
●	video and audio recordings, and biometric data
●	information gathered from your internet or network activity

Using Your Information

We use your personal information for various business purposes, including:

●	normal everyday business purposes, such as providing services to you and administrating your account or policy
●	business research and analysis
●	data analytics, modeling, and the deployment of automated tools
●	marketing products and services of Prudential and other companies that may interest you
●	detecting and preventing identity theft, fraud, or misuse of your accounts
●	as required by law

Sharing Your Information

We may share your personal information, including information about your transactions and experiences, among Prudential companies and with other non-Prudential companies who perform services for us or on our behalf, for our everyday business purposes, such as providing services to you, administering your account or policy. We may also share your personal information with another financial institution if you agree that your account or policy can be transferred to that financial company.

We may share your personal information among Prudential companies so that the Prudential companies can market their products and services to you. We may also share consumer report information among Prudential companies which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. You can limit this sharing by following the instructions described in this notice. For those customers who have one of our products through a plan sponsored by an employer or other organization, we will share your personal information in a manner consistent with the terms of the plan agreement or consistent with our agreement with you.

We may also share your personal information as permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.

Unless you agree otherwise, we do not share your personal information with non-Prudential companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information.

Limiting Our Sharing – Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

●	visit us online at: https://www.prudential.com/links/privacy-center
●	call us at: 1-877-248-4019

If you previously told us since 2016 not to share your personal information among Prudential companies for marketing purposes, or not to share your consumer report information among Prudential companies, you do not need to tell us not to share your information again.

You are not able to limit our ability to share your personal information among Prudential companies and with other non-Prudential companies for servicing and administration purposes.

Questions

If you have any questions about how we protect, use, and share your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019.

We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

This notice is being provided to customers and former customers of the Prudential companies listed below.

Insurance Companies and Insurance Company Separate Accounts

The Prudential Insurance Company of America; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Legacy Insurance Company of New Jersey; Insurance company separate accounts that include the following names or are otherwise identified as maintained by an entity that includes the following names: Prudential or Pruco (except for insurance company separate accounts sponsored by Prudential Retirement Insurance and Annuity Company (PRIAC), which were transferred to Empower as part of the sale of PRIAC to Empower Annuity Insurance Company of America and are no longer affiliated with Prudential)

Insurance Agencies

Prudential Insurance Agency, LLC; Assurance IQ, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Pruco Securities, LLC; PGIM, Inc.; Prudential Investment Management Services LLC; PGIM Investments LLC; PGIM Private Placement Investors, L.P.; Prudential Select Strategies LLC; PGIM Quantitative Solutions LLC; Jennison Associates LLC; PGIM Custom Harvest LLC

Bank and Trust Companies

Prudential Trust Company

Investment Companies and Other Investment Vehicles

PGIM Funds; Prudential Insurance Funds; All funds that include the following names: Prudential, PCP, PGIM, PEP, PCEP, or PSLO

Other Companies

Prudential Workplace Solutions Group Services, LLC; Prudential Mutual Fund Services LLC

Vermont Residents: We will not share information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Privacy Ed 1/2023
D6021

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Morris L. McNair III ● Mary Lee Schneider ● Thomas M. Turpin ● Scott E. Benjamin

OFFICERS

Stuart S. Parker, President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Elyse M. McLaughlin, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Real Estate	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Simpson Thacher & Bartlett LLP	425 Lexington Avenue New York, NY 10017

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Private Real Estate Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 and the rules promulgated thereunder that the Fund may purchase, from time to time, its shares at net asset value.

Mutual Funds and Closed-End Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM PRIVATE REAL ESTATE FUND, INC.

SHARE CLASS	I	D	S	T

CUSIP	69419Y105	69419Y204	69419Y303	69419Y402

MF252E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – None.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         PGIM Private Real Estate Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 22, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2023